Financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Analysis of Financial Instruments Measured at Fair Value
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable, or based on observable inputs:
Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1	Level 2 1	Level 3 1
	£m	£m	£m
30 June 2020
Held at fair value through profit or loss
Other investments	—	—	258.7
Derivative assets	—	0.6	—
Derivative liabilities	—	(3.3)	—
Payments due to vendors (earnout agreements) (note 1 8 )	—	—	(153.3)
Liabilities in respect of put options	—	—	(145.4)
Held at fair value through other comprehensive income
Other investments	28.4	—	110.9
Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.

Reconciliation of level 3 fair value measurements:

	Liabilities in respect of put options 1	Other investments
	£m	£m
1 January 2020	(204.5)	456.1
Gains recognised in the income statement	25.4	1.7
Losses recognised in other comprehensive income	—	(88.7)
Exchange adjustments	(1.1)	—
Additions	(1.3)	3.0
Disposals	—	(2.5)
Cancellations	28. 9	—
Settlements	7.2	—
30 June 2020	(145.4)	369.6
Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies